Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
Land use rights, Useful Life	50 years
Land use rights, Expiry date	Mar. 15, 2057
Amortization of land use rights	$ 80,769	$ 79,332
Amortization expense of intangible assets, First year	87,500
Amortization expense of intangible assets, Second year	87,500
Amortization expense of intangible assets, Third year	87,500
Amortization expense of intangible assets, Fourth year	87,500
Amortization expense of intangible assets, Fifth year	87,500
Amortization expense of intangible assets, thereafter	$ 87,500